Equity-accounted investees (Tables)	12 Months Ended
Dec. 31, 2023
Equity-accounted investees
Summary Of detailed information about financial statements explanatory

	As of December 31,	As of August 4,
in €‘000	2022	2022
Current assets, including cash and cash equivalents	13,314	17,247
Non-current assets	1,970	1,925
Brand name	11,945	12,649
Technology	7,760	8,591
Goodwill	40,379	41,323
Liabilities	(3,351)	(1,363)
Deferred tax liabilities	(2,858)	(3,080)
Net assets (100%)	69,159	77,292
Sportradar’s share net assets (49%)	33,888	37,873
Carrying amount of investment in associate	33,888	37,873
Revenue (100%)	1,514
Loss from operations (100%)	(8,133)
Sportradar’s share of loss from operations (49%)	(3,985)

Year Ended
in €‘000	December 31,
Carrying amount of investment in associate as of January 1, 2023	33,888
Revenue (100%)	1,215
Loss from operations (100%)	(7,549)
Sportradar’s share of loss from operations (49%)	(3,699)
Carrying amount of investment in associate as of May 31, 2023	30,189